SHARE CAPITAL (Narrative) (Details)						1 Months Ended													12 Months Ended
	Apr. 06, 2021 CAD ($) $ / shares shares	Feb. 08, 2021 shares	Feb. 03, 2021 CAD ($) shares	Jan. 06, 2021 CAD ($) $ / shares shares	Nov. 02, 2020 CAD ($) $ / shares shares	Sep. 21, 2021 shares Year $ / shares	Jun. 15, 2021 shares Year $ / shares	Apr. 28, 2021 CAD ($) shares Year $ / shares	Apr. 23, 2021 CAD ($) $ / shares shares	Mar. 17, 2021 CAD ($) Year $ / shares $ / Shares shares	Jan. 21, 2021 Shares	Jan. 19, 2021 CAD ($) shares	Nov. 17, 2020 shares Year $ / shares	Oct. 31, 2020 $ / shares shares	Sep. 30, 2020 CAD ($) $ / shares shares	Jul. 23, 2020 CAD ($) shares Year $ / shares	Jul. 31, 2019 shares	Jul. 30, 2019 CAD ($) $ / shares $ / Shares shares	Sep. 30, 2021 CAD ($) shares $ / shares	Sep. 30, 2020 CAD ($) shares $ / shares	Sep. 28, 2020 CAD ($)	Jan. 28, 2021 shares	Sep. 18, 2020 CAD ($)	Jul. 11, 2020 $ / shares	Sep. 30, 2019 $ / shares
Disclosure of classes of share capital [line items]
Description of issued and outstanding common shares																			On November 10, 2020, the Directors of the Company approved the consolidation of the Company's issued and outstanding common shares on a 2.5:1 basis.
Number of shares issued during period																	4,049,000
Shares issued price per share | $ / shares								$ 5.85
Proceeds from issue of ordinary shares | $																					$ 80,980
Number of units issued										3,419,883
Units issued, price per unit | $ / Shares										7.57
Gross proceeds from units issued | $										$ 25,888,514
Warrants exercise price | $ / shares					$ 0.125																			$ 0.05
Minimum daily volume weighted average trading share price on the CSE | $ / shares										$ 13.25
Underwriters fees paid | $										$ 916,317
Shares issued to the University (shares)								63,000
Shares issued to the University | $								$ 368,550											$ 368,550
Subscription received | $															$ 147,426				$ 0	$ 147,426
Number of common shares subscribed																			294,852
Exercise price, warrants granted | $ / shares										$ 9.46
Second tranche of a non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period					1,629,138
Shares issued price per share | $ / shares					$ 1.25
Proceeds from issue of ordinary shares | $					$ 2,036,422
Special Warrants [Member]
Disclosure of classes of share capital [line items]
Proceeds for warrants issued | $					$ 22,875
Number of warrants deemed to be exercised			16,000
Number of warrants, Issued					18,300									18,300
Warrants issued, price per warrant | $ / shares														$ 1.25
Number of issued warrants rescinded												2,300
Refund from issued warrants rescinded | $												$ 2,875
Amount of escrow proceeds released | $			$ 20,000
Warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants, Issued	8,807																		1,709,938	4,079,600
Weighted average exercise price of warrants issued | $ / shares																			$ 9.46	$ 0.05
Warrants exercise price | $ / shares															$ 0.05				$ 4.35	$ 0.05					$ 0
Warrant ascribed value | $	$ 33,100
Number of warrants exercised																			1,948,000
Weighted average exercise price, Exercised | $ / shares																			$ 0.05
Term of warrant	5 years
Exercise price, warrants granted | $ / shares	$ 7.57
Weighted average remaining contractual life of outstanding warrants																			2 years 7 months 28 days	3 years 9 months 29 days
Threshold percentage of warrants							4.99%
Escrowed share purchase warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants exercised									1,948,000
Weighted average exercise price, Exercised | $ / shares									$ 0.05
Gross proceeds from warrants exercised | $									$ 97,400
First tranche of a non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period															623,941
Shares issued price per share | $ / shares															$ 1.25					$ 1.25
Proceeds from issue of ordinary shares | $															$ 779,924
Non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Number of units issued																		4,079,600
Units issued, price per unit | $ / Shares																		0.05
Gross proceeds from units issued | $																		$ 203,980	$ 80,980
Weighted average exercise price of warrants issued | $ / shares																		$ 0.05
Stock Options [Member]
Disclosure of classes of share capital [line items]
Percentage of outstanding shares authorized under stock option plan																			10.00%
Number of options granted																			895,807	150,000
Weighted average exercise price of options granted | $ / shares																			$ 4.29	$ 1.25
Number of options cancelled											20,000								20,000
Weighted average remaining contractual life of outstanding share options																			4 years 3 months 10 days	4 years 9 months 21 days
Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Estimated fair value of equity settled RSUs granted | $																				$ 475,000
Consultant [Member] | Stock Options [Member]
Disclosure of classes of share capital [line items]
Number of options granted						8,807
Exercise price, stock options granted | $ / shares						$ 7.64
Share price, stock options granted | $ / shares						$ 7.64
Option life, stock options granted | Year						3
Volatility rate, stock options granted						100.00%
Discount rate, stock options granted						0.55%
Weighted average exercise price of options granted | $ / shares						$ 7.64
Consultant [Member] | Stock Options [Member] | On December 21, 2021 [Member]
Disclosure of classes of share capital [line items]
Vesting percentage						25.00%
Consultant [Member] | Stock Options [Member] | On March 21, 2022 [Member]
Disclosure of classes of share capital [line items]
Vesting percentage						25.00%
Consultant [Member] | Stock Options [Member] | On June 21, 2022 [Member]
Disclosure of classes of share capital [line items]
Vesting percentage						25.00%
Consultant [Member] | Stock Options [Member] | On September 21, 2022 [Member]
Disclosure of classes of share capital [line items]
Vesting percentage						25.00%
Underwriters [Member] | Warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants, Issued										132,666
Warrant ascribed value | $										$ 521,000
Fair value of share purchase warrants										521,000
Exercise price, warrants granted | $ / shares										$ 7.57
Share price, warrants granted | $ / shares										$ 6.65
Estimated life, warrants granted | Year										3
Expected volatility, warrants granted										100.00%
Discount rate, warrants granted										0.35%
Three Investors [Member]
Disclosure of classes of share capital [line items]
Proceeds from issue of ordinary shares | $	$ 13,333,333
Contingent cash fee | $	$ 600,000
Percentage of equity proceeds received from three investors	4.50%
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options [Member]
Disclosure of classes of share capital [line items]
Number of options granted													467,000
Exercise price, stock options granted | $ / shares													$ 1.25
Share price, stock options granted | $ / shares													$ 1.25
Option life, stock options granted | Year													5
Volatility rate, stock options granted													100.00%
Discount rate, stock options granted													0.43%
Weighted average exercise price of options granted | $ / shares													$ 1.25
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options One [Member]
Disclosure of classes of share capital [line items]
Number of options granted													25,000
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options One [Member] | On the date of grant [Member]
Disclosure of classes of share capital [line items]
Vesting percentage													100.00%
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options Two [Member]
Disclosure of classes of share capital [line items]
Number of options granted													14,000
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options Two [Member] | On the Company's listing date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage													25.00%
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options Two [Member] | On the first anniversary of the listing date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage													25.00%
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options Two [Member] | On the second anniversary of the listing date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage													50.00%
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options Three [Member]
Disclosure of classes of share capital [line items]
Number of options granted													4,000
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options Three [Member] | On the Company's listing date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage													50.00%
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options Three [Member] | On the six-month anniversary of the listing date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage													50.00%
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options Four [Member]
Disclosure of classes of share capital [line items]
Number of options granted													424,000
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options Four [Member] | On the first anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage													33.00%
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options Four [Member] | On the second anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage													33.00%
Chief Financial Officer, two directors and seven consultants [Member] | Stock Options Four [Member] | On the third anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage													33.00%
Three Consultants [Member] | Stock Options [Member]
Disclosure of classes of share capital [line items]
Number of options granted								240,000
Exercise price, stock options granted | $ / shares								$ 7.60
Share price, stock options granted | $ / shares								$ 5.98
Option life, stock options granted | Year								5
Volatility rate, stock options granted								100.00%
Discount rate, stock options granted								0.92%
Weighted average exercise price of options granted | $ / shares								$ 7.60
Three Consultants [Member] | Stock Options One [Member]
Disclosure of classes of share capital [line items]
Number of options granted								160,000
Three Consultants [Member] | Stock Options One [Member] | On the first anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage								25.00%
Three Consultants [Member] | Stock Options One [Member] | On the second anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage								25.00%
Three Consultants [Member] | Stock Options One [Member] | On the third anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage								25.00%
Three Consultants [Member] | Stock Options One [Member] | On the fourth anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage								25.00%
Three Consultants [Member] | Stock Options Two [Member]
Disclosure of classes of share capital [line items]
Number of options granted								80,000
Three Consultants [Member] | Stock Options Two [Member] | On the first anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage								25.00%
Three Consultants [Member] | Stock Options Two [Member] | On the second anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage								25.00%
Three Consultants [Member] | Stock Options Two [Member] | On the six-month anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage								25.00%
Three Consultants [Member] | Stock Options Two [Member] | On the eighteen-month anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage								25.00%
Director and Consultant [Member] | Stock Options [Member]
Disclosure of classes of share capital [line items]
Number of options granted							180,000
Exercise price, stock options granted | $ / shares							$ 7.60
Share price, stock options granted | $ / shares							$ 5.55
Option life, stock options granted | Year							5
Volatility rate, stock options granted							100.00%
Discount rate, stock options granted							0.84%
Weighted average exercise price of options granted | $ / shares							$ 7.60
Director and Consultant [Member] | Stock Options [Member] | On the first anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage							25.00%
Director and Consultant [Member] | Stock Options [Member] | On the second anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage							25.00%
Director and Consultant [Member] | Stock Options [Member] | On the third anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage							25.00%
Director and Consultant [Member] | Stock Options [Member] | On the fourth anniversary of the grant date [Member]
Disclosure of classes of share capital [line items]
Vesting percentage							25.00%
Chief Medical Officer [Member] | Stock Options [Member]
Disclosure of classes of share capital [line items]
Number of options granted																150,000
Exercise price, stock options granted | $ / shares																$ 1.25
Share price, stock options granted | $ / shares																$ 1.25
Option life, stock options granted | Year																5
Volatility rate, stock options granted																100.00%
Discount rate, stock options granted																0.35%
Chief Medical Officer [Member] | Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Issuance of RSU | $																$ 150,000							$ 230,000
Debt Settlement Agreement [Member] | Consultant [Member]
Disclosure of classes of share capital [line items]
Number of shares issued during period				14,799
Shares issued price per share | $ / shares				$ 1.25
Debt settled through issuance of shares | $				$ 18,500
Escrow Agreement [Member]
Disclosure of classes of share capital [line items]
Escrowed securities to be released once shares are listed on Canadian Stock Exchange		480,080
Escrowed securities to be released after listing date		720,120
Escrow Agreement [Member] | Warrants [Member]
Disclosure of classes of share capital [line items]
Number of common shares deposited to be held in escrow																						2,852,800
Number of warrants deposited to be held in escrow																						1,948,000
Aggregate securities deposited to be held in escrow																						4,800,800